Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity Risk Management and Strategy

Videotron recognizes the critical importance of preserving the security of its IT systems, software, networks, and other technological assets as well as maintaining the trust of its business partners and employees. To this end, Videotron has put in place processes to identify, assess, and mitigate cybersecurity risks.

Videotron’s cybersecurity processes and practices are aligned on industry best practices and recognized standards, including the ISO/IEC 27001 Standard. As a result, risk management is an integral part of the Corporation’s cybersecurity decisions and controls. Videotron’s approach to cybersecurity risk management involves identifying and assessing cyber risks and developing and implementing appropriate control measures. It ensures that risk evaluations are communicated to senior management, as well as following up on the implementation of risk mitigation strategies. Third-party risk assessments are carried out when establishing and renewing contractual agreements, as well as during periodic reviews of their security posture. Videotron’s risk management approach ensures that its current cybersecurity measures are kept up-to-date with the changing threat landscape.

As of the date of this annual report, the Corporation is not aware of any cybersecurity threats, including as a result of any previous cybersecurity incidents, that have materially affected or are reasonably likely to materially affect the Corporation, including its business strategy, results of operations, or financial condition. For additional information concerning risks related to cybersecurity, see also the “Item 3. Key Information – Risk Factors”.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Videotron’s cybersecurity processes and practices are aligned on industry best practices and recognized standards, including the ISO/IEC 27001 Standard. As a result, risk management is an integral part of the Corporation’s cybersecurity decisions and controls. Videotron’s approach to cybersecurity risk management involves identifying and assessing cyber risks and developing and implementing appropriate control measures.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

The Board of Directors of Videotron considers cybersecurity as part of its risk oversight function and has delegated to the Audit and Risk Management Committee oversight of risks relating to information security (including cybersecurity), business continuity plans, regulatory and public policy, information management and privacy, physical security, fraud, vendor and supply chain management, network resiliency and other risks as required. The Audit and Risk Management Committee receives reports on security matters, including information security (including cybersecurity) each quarter. The Chair of the Audit and Risk Management Committee, in turn reports on cybersecurity risks and other information technology risks to the Board of Directors.

As cybersecurity is an important issue, Videotron has implemented a number of initiatives in this area such as the cybersecurity training for the Board of Directors in 2024 as well as a cybersecurity and privacy training program offered to all employees and consultants on a quarterly basis.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board of Directors of Videotron considers cybersecurity as part of its risk oversight function and has delegated to the Audit and Risk Management Committee oversight of risks relating to information security (including cybersecurity), business continuity plans, regulatory and public policy, information management and privacy, physical security, fraud, vendor and supply chain management, network resiliency and other risks as required.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Audit and Risk Management Committee receives reports on security matters, including information security (including cybersecurity) each quarter. The Chair of the Audit and Risk Management Committee, in turn reports on cybersecurity risks and other information technology risks to the Board of Directors.
Cybersecurity Risk Role of Management [Text Block]

Cybersecurity is the direct responsibility of the Senior Vice-President and Chief Technology Officer, who reports directly to the President and Chief Executive Officer of Videotron. The Senior Vice President and Chief Technology Officer is responsible, among others, for the Corporation’s security risk posture as well as launching initiatives to mitigate cybersecurity risks in collaboration with key asset stakeholders. To support him in his functions, the Vice President and Chief Technology Officer is assisted by a multi-skilled information security team (Governance Risk & Compliance, Security Operations Center, Security Architecture, etc.) headed by the Senior Director, Information Security.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Cybersecurity is the direct responsibility of the Senior Vice-President and Chief Technology Officer, who reports directly to the President and Chief Executive Officer of Videotron. The Senior Vice President and Chief Technology Officer is responsible, among others, for the Corporation’s security risk posture as well as launching initiatives to mitigate cybersecurity risks in collaboration with key asset stakeholders.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The Senior Vice President and Chief Technology Officer is responsible, among others, for the Corporation’s security risk posture as well as launching initiatives to mitigate cybersecurity risks in collaboration with key asset stakeholders.To support him in his functions, the Vice President and Chief Technology Officer is assisted by a multi-skilled information security team (Governance Risk & Compliance, Security Operations Center, Security Architecture, etc.) headed by the Senior Director, Information Security.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Cybersecurity is the direct responsibility of the Senior Vice-President and Chief Technology Officer, who reports directly to the President and Chief Executive Officer of Videotron
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true